SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS
14.	SHORT-TERM BANK LOANS

The short-term bank loans denominated in RMB carry a balance of RMB47,000,000 and RMB7,000,000 (US$1,112,188) as of December 31, 2010 and 2011, respectively. All short-term loans were from third party commercial banks, which bore interest at fixed interest rates between 5.310% and 7.216%. The weighted average interest rates of the Group’s short-term bank loans outstanding as of December 31, 2010 and 2011 were 6.424% and 7.216% per annum, respectively. These short-term bank loans had terms of one year and expired at various times throughout the year. These short-term bank loans contain no specific renewal terms and the extension is dependent on the negotiation between the Group and the banks.

None of the short-term bank loan agreements had financial covenants.

Bank loans were secured/guaranteed by the following:

2010	2011		Secured/Guaranteed by
(RMB’000)	(RMB’000)	(US$’000)

40,000	—	—	Secured by certain of the Group’s property, plant and equipment (Note 9), a land use right (Note 10) and guaranteed by Mr. Xue (Note 22)

7,000	7,000	1,112	Secured by certain of the Group’s Manufacturing Assets (Note 4), which comprised of certain property, plant and equipment (Note 9) and a land use right (Note 10)

47,000	7,000	1,112